12. Stockholders' Equity (Details - Warrant activity) - Warrants [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of Warrants
Number of Warrants Outstanding, Beginning | shares	0
Number of Warrants Granted | shares	6,500,000
Number of Warrants Expired | shares	0
Number of Warrants canceled | shares	0
Number of Warrants Exercised | shares	0
Number of Warrants Outstanding, Ending | shares	6,500,000
Number of Warrants Exercisable, Ending | shares	6,500,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning | $ / shares
Weighted Average Exercise Price Granted | $ / shares	0.10
Weighted Average Exercise Price Expired | $ / shares
Weighted Average Exercise Price canceled | $ / shares
Weighted Average Exercise Price Exercised | $ / shares
Weighted Average Exercise Price Outstanding, Ending | $ / shares	0.10
Weighted Average Exercise Price Exercisable | $ / shares	$ 0.10